Share-based Payments	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments

15. Share-based payments

The Company has six share-based payment plans for employees, directors and consultants. The share options granted under these plans will be settled in equity. Options granted under each of the six plans have a maximum life of 10 years.

2023, 2024 and 2025 options

In 2023, 2024 and 2025, share options were granted under the following share-based payment plans:

2016 Share Option Scheme and 2020 Long-Term Incentive Plan

Options granted under these plans will vest if the option holder remains under their respective contract of employment or contract of service for the agreed vesting period. The share options granted under this plan will vest over a period of up to four years.

Upon vesting, each option allows the holder to purchase one ordinary share at a specified option price determined at grant date. Options granted as RSU-style options are automatically exercised on vesting. If the Company determines, and at its discretion, an arrangement may be made under the 2020 Long-Term Incentive Plan to substitute the right to acquire shares with a cash alternative of equivalent value.

Share options and weighted average exercise prices are as follows for the reporting periods presented:

	Number of shares	Weighted average exercise price per share
		£
Outstanding at January 1, 2023	11,721,676	2.94
Granted	2,733,139	0.82
Forfeited	(97,180)	1.37
Lapsed	(253,454)	1.42
Exercised[1]	(102,957)	0.04
Outstanding at December 31, 2023	14,001,224	2.59
Granted	6,273,782	0.24
Forfeited	(2,121,862)	0.50
Lapsed	(812,004)	0.48
Exercised[2]	(165,836)	0.04
Outstanding at December 31, 2024	17,175,304	2.11
Granted	3,478,076,732	0.001
Forfeited	(54,370,598)	0.005
Cancelled	(14,380,933)	1.75
Lapsed	(460,693)	4.23
Exercised[3]	(29,123)	0.04
Outstanding at December 31, 2025[4]	3,426,010,689	0.004
Vested and exercisable at December 31, 2025	2,017,885,680	0.005
Vested and exercisable at December 31, 2024	9,318,921	3.43
Vested and exercisable at December 31, 2023	7,564,156	3.61

1. The weighted average share price at the date of exercise of these options was £0.68
2. The weighted average share price at the date of exercise of these options was £0.15
3. The weighted average share price at the date of exercise of these options was £0.04
4. The exercise price of outstanding share options ranges from £0.0004 to £16.57

The weighted average remaining contractual life of the share options outstanding as at December 31, 2025 is 9.47 years (2024: 6.86 years; 2023: 6.66 years).

15. Share-based payments (continued)

The following principal assumptions were used in the valuation for 2023 share options:

	Options granted on
	Jan 11, 2023	Jan 11, 2023	Jan 11, 2023
Vesting dates	Jan 11, 2024	Jan 11, 2024	Jan 11, 2024
	Jan 11, 2025	Jan 11, 2025	Jan 11, 2025
	Jan 11, 2026	Jan 11, 2026	Jan 11, 2026
	Jan 11, 2027	Jan 11, 2027	Jan 11, 2027
Volatility[1]	97.11%	105.11%	116.33%
Dividend yield	0%	0%	0%
Risk-free investment rate[1]	3.31%	3.34%	3.38%
Fair value of option at grant date[1]	£0.87	£1.19	£1.19
Fair value of share at grant date	£1.23	£1.23	£1.23
Exercise price at date of grant	£1.23	£0.04	£0.04
Lapse date	Jan 11, 2033	Jan 11, 2033	—
Expected option life (years)[1]	4.5	3.5	2.5
Number of options granted	1,774,176	655,425	219,163

	Jun 16, 2023	Jun 16, 2023	Jul 12, 2023
Vesting dates	Jun 16, 2024	Jun 16, 2024	Jul 12, 2024
Volatility[1]	121.58%	124.98%	106.61%
Dividend yield	0%	0%	0%
Risk-free investment rate[1]	4.98%	4.99%	5.21%
Fair value of option at grant date[1]	£0.56	£0.55	£0.42
Fair value of share at grant date	£0.59	£0.59	£0.62
Exercise price at date of grant	£0.04	£0.04	£0.62
Lapse date	Jun 16, 2033	—	Jul 12, 2033
Expected option life (years)[1]	2.0	1.0	3.0
Number of options granted	37,500	9,375	37,500

1. Represents the average for the options granted

15. Share-based payments (continued)

The fair values of options granted were determined using the Black-Scholes model that takes into account factors specific to the share incentive plan such as the assumption that the options are exercised at a point in time of up to 2 years after vesting. This has been incorporated into the measurement by means of actuarial modelling. As NuCana plc was unlisted until October 2, 2017, it is not possible to derive historical volatility from the Company’s ADSs prior to October 2017. For options with an estimated life of greater than five years, the underlying expected volatility was determined by using the historical volatility of similar listed entities as a proxy. The volatility percentage applied to each tranche is the average of the historical volatility of comparable companies to the Company. Options granted with an estimated life of five years or less, have been valued using the Company’s own historical volatility rates.

In the year ended December 31, 2023, an employee remuneration expense of £3.9 million, all of which related to equity-settled share-based payments, has been included in the statement of operations and credited to equity.

The following principal assumptions were used in the valuation for 2024 share options:

	Options granted on
	Mar 13-14, 2024	Mar 13, 2024	Mar 13, 2024
Vesting dates	Mar 13-14, 2025	Mar 13, 2025	Mar 13, 2025
	Mar 13-14, 2026	—	Mar 13, 2026
	Mar 13-14, 2027	—	Mar 13, 2027
	Mar 13-14, 2028	—	Mar 13, 2028
Volatility[1]	104.73%	110.40%	111.25%
Dividend yield	0%	0%	0%
Risk-free investment rate[1]	3.92%	4.06%	4.03%
Fair value of option at grant date[1]	£0.22	£0.20	£0.27
Fair value of share at grant date	£0.30	£0.30	£0.30
Exercise price at date of grant	£0.30	£0.30	£0.04
Lapse date	Mar 13-14, 2034	Mar 13, 2034	Mar 13, 2034
Expected option life (years)[1]	4.5	3.0	3.5
Number of options granted	4,532,313	234,375	842,000

	Mar 13, 2024	Mar 13, 2024	Mar 13, 2024
Vesting dates	Mar 13, 2025	Mar 13, 2025	Mar 13, 2025
	Mar 13, 2026	—	—
	Mar 13, 2027	—	—
	Mar 13, 2028	—	—
Volatility[1]	111.50%	125.90%	103.00%
Dividend yield	0%	0%	0%
Risk-free investment rate[1]	4.21%	4.27%	4.59%
Fair value of option at grant date[1]	£0.27	£0.27	£0.26
Fair value of share at grant date	£0.30	£0.30	£0.30
Exercise price at date of grant	£0.04	£0.04	£0.04
Lapse date	—	Mar 13, 2034	—
Expected option life (years)[1]	2.5	2.0	1.0
Number of options granted	547,906	93,750	23,438

1. Represents the average for the options granted

15. Share-based payments (continued)

The fair values of options granted were determined using the Black-Scholes model that takes into account factors specific to the share incentive plan such as the assumption that the options are exercised at a point in time of up to 2 years after vesting. Options granted have been valued using the Company’s own historical volatility rates.

In the year ended December 31, 2024, an employee remuneration expense of £1.6 million (2023: £3.9 million), all of which related to equity-settled share-based payments, has been included in the statement of operations and credited to equity.

The following principal assumptions were used in the valuation for 2025 share options:

	Options granted on
	Jun 20, 2025	Jun 20, 2025	Jun 20, 2025
Vesting dates	Jun 20, 2026	Jun 20, 2026	Jun 20, 2026
	Jun 20, 2027	Jun 20, 2027	—
	Jun 20, 2028	Jun 20, 2028	—
	Jun 20, 2029	Jun 20, 2029	—
Volatility[1]	190.44%	211.97%	253.88%
Dividend yield	0%	0%	0%
Risk-free investment rate[1]	3.91%	3.84%	3.75%
Fair value of option at grant date[1]	£0.004	£0.004	£0.004
Fair value of share at grant date	£0.004	£0.004	£0.004
Exercise price at date of grant	£0.004	£0.0004	£0.0004
Lapse date	Jun 20, 2035	Jun 20, 2035	Jun 20, 2035
Expected option life (years)[1]	4.5	3.5	2.0
Number of options granted	196,266,198	1,108,027,715	157,982,220

	Jun 20, 2025	Jun 20, 2025
Vesting dates	Jun 20, 2025	Jun 20, 2025
Volatility[1]	348.99%	253.88%
Dividend yield	0%	0%
Risk-free investment rate[1]	3.62%	3.75%
Fair value of option at grant date[1]	£0.004	£0.004
Fair value of share at grant date	£0.004	£0.004
Exercise price at date of grant	£0.0004	£0.004
Lapse date	Jun 20, 2035	Jun 20, 2035
Expected option life (years)[1]	1.0	2.0
Number of options granted	1,304,702,251	711,098,349

1. Represents the average for the options granted

15. Share-based payments (continued)

The fair values of options granted were determined using the Black-Scholes model that takes into account factors specific to the share incentive plan such as the assumption that the options are exercised at a point in time of up to 2 years after vesting. Options granted have been valued using the Company’s own historical volatility rates.

In the year ended December 31, 2025, the Company cancelled 14,380,933 share options granted under the 2016 Share Option Scheme and 2020 Long-Term Incentive Plan (2024: nil) and granted 3,478,076,732 new options following the dilutive impact of the Company's registered direct offering completed in May 2025. The incremental fair value of the new options was £13.5 million, calculated using the Black-Scholes model fair value of cancelled options at the date of cancellation compared with the fair value at grant date of new options awarded.

In the year ended December 31, 2025, an employee remuneration expense of £10.0 million (2024: £1.6 million), all of which related to equity-settled share-based payments, has been included in the statement of operations and credited to equity.